Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Note 7. Goodwill
Changes in the carrying amount of goodwill for the periods presented in accompanying consolidated financial statements are as follows (in thousands):

Balance as of December 31, 2019	$192,980
Goodwill acquired	2,211
Effect of currency translation remeasurement	5,433

Balance as of December 31, 2020	$200,624
Goodwill acquired (1)	152,421
Effect of currency translation remeasurement	(6,627)

Balance as of December 31, 2021	$346,418

(1)	Includes a working capital adjustment of $1.1 million in the fourth quarter of fiscal year 2021 for the Second Spectrum acquisition
For the year ended December 31, 2021, the carrying amount of goodwill increased by $20.5 million due to the FanHub acquisition, $101.4 million due to the Second Spectrum acquisition, $30.5 million due to the Spirable acquisition. For the year ended December 31, 2020 the carrying amount of goodwill increased by $2.2 million due to the Sportzcast acquisition. (See Note 3 –
Business Combinations.
)
No impairment of goodwill was recognized for the years ended December 31, 2021, 2020 and 2019.